Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Liquidity Funds Prospectuses and Statements of Additional Information dated February 28, 2023

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statements of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  ILFCHGEOFFPROSAISPT 12/23

Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Liquidity Funds Prospectus and Statement of Additional Information dated January 23, 2023

Money Market Portfolio
(the "Fund")

Effective immediately, the Fund, Morgan Stanley Investment Management Inc., the Fund's investment adviser, and Morgan Stanley Distribution, Inc., the Fund's distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Fund's Prospectus and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  ILFMMKCHGEOFFPROSAISPT 12/23